Employee Benefit Obligations - Summary of Changes in Post-employment Defined Benefit Obligations (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Net Defined Benefit Liability Asset [Abstract]
Beginning balance	$ 57,081,924	$ 59,934,127	$ 55,023,456
Current service cost	1,920,262	2,091,205	1,899,660
Net Interest cost	2,750,376	2,678,300	2,517,406
Actuarial (gains) losses from changes in financial assumptions	789,809	(1,414,201)	1,073,475
Actuarial (gains) losses from changes in experience adjustments	(827,690)	(302,674)	5,545,039
Foreign currency translation	124,929
Benefits paid	(5,469,357)	(5,917,552)	(7,771,781)
Past service cost of Defined Benefit Plan Obligations	(39,060)
Defined benefit plan obligations from business combinations	602,816
Transfers of employees	(331,345)	12,719	1,337,621
Other			309,251
Ending balance	$ 56,602,664	$ 57,081,924	$ 59,934,127